Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment
Property, Plant and Equipment

(10)   Property, Plant and Equipment

Details of property, plant and equipment and movement in the consolidated balance sheet at 31 December 2019 and 2018 are included in Appendix V, which forms an integral part of this note to the consolidated financial statements.

Property, plant and development under construction at 31 December 2019 and 2018 mainly comprise investments made to extend the companies’ equipment and to increase their productive capacity.

In 2019, the Group has capitalized interests for a total amount of Euros 14,894 thousand (Euros 8,955 thousand in 2018)

a)Insurance

Group policy is to contract sufficient insurance coverage for the risk of damage to property, plant and equipment. At 31 December 2019 the Group has a combined insurance policy for all Group companies, which more than adequately covers the carrying amount of all the Group’s assets.

b)Losses on disposal of property, plant and equipment

Total losses incurred on disposals of property, plant and equipment for 2019 amount to Euros 1,408 thousand (Euros 1,401 thousand of loss in 2018).

c)Assets under finance lease

The Group contracted the following types of property, plant and equipment under finance leases at 31 December 2018:

	Thousands of Euros
		Accumulated
	Cost	depreciation	Carrying amount
Land and buildings	2,389	(898)	1,491
Plant and machinery	15,690	(7,237)	8,453
	18,079	(8,135)	9,944

From 1 January 2019 leased assets are presented as a separate line item in the balance sheet due to the implementation of the new IFRS 16 (See notes 2 (c), 4 (j) and 9).

d)Self - constructed property, plant and equipment

At 31 December 2019 the Group has recognized Euros 102,229 thousand as self -constructed property, plant and equipment (Euros 66,995 thousand at 31 December 2018).

e)Purchase commitments

At 31 December 2019 the Group has property, plant and equipment purchase commitments amounting to Euros 52,519 thousand (Euros 47,148 thousand at 31 December 2018).

f)Impairment

A group of assets forming part of the Hospital segment has been tested for impairment due to the results of the segment and no impairment has been observed. The recoverable amount of the aforementioned assets is calculated based on the fair value less cost of disposal, using cash flow projections based on five-year financial budgets approved by management. Cash flows estimated as of the year in which stable growth has been reached by the assets are extrapolated using a pre-tax discount rate of 10.3% and a perpetual growth rate of 2% (10.1% and 2% respectively in 2018).